SUPPLEMENT

DATED JULY 31, 2014 TO

COMBINED PROXY STATEMENT/PROSPECTUS

DATED JULY 31, 2014 FOR:

HARTFORD INDEX HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROXY STATEMENT

HIMCO VIT INDEX FUND

(A SERIES OF HIMCO VARIABLE INSURANCE TRUST)

PROSPECTUS

Effective immediately, Edward Caputo and Paul Bukowski serve as portfolio managers of the Hartford Index HLS Fund (the “Index Fund”), replacing Deane Gyllenhaal.  Accordingly, effective immediately, the above referenced Combined Proxy Statement/Prospectus is revised to reflect that the Index Fund has two portfolio managers, Edward Caputo and Paul Bukowski, and HIMCO VIT Index Fund will have the same two portfolio managers.  In addition, effective immediately, under the heading “MANAGEMENT AND PERFORMANCE OF HIMCO VIT INDEX FUND — The Investment Adviser” in the Proxy Statement/Prospectus, the biographical paragraph relating to Mr. Gyllenhaal is deleted in its entirety and replaced with the following:

Edward Caputo, CFA, Senior Vice President of Hartford Investment Management and a portfolio manager within the Quantitative Equities and Asset Allocation team, has served as a portfolio manager for the Index Fund since 2014.  Previously, Mr. Caputo served as a portfolio manager for several fund of funds, including Hartford Investment Management’s Asset Allocation portfolios and 529 Plans.  Mr. Caputo was also responsible for the portfolio management and trading of the passively managed equity portfolios.  Mr. Caputo joined Hartford Investment Management in 2001 as a Risk Management Analyst in the Corporate and High Yield sectors.  Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc. Mr. Caputo earned his B.S. in Finance and Accounting from Drexel University and his M.B.A. from Rensselaer Polytechnic Institute.

Paul Bukowski, CFA, Executive Vice President and Head of Quantitative Equities and Asset Allocation of Hartford Investment Management, has served as a portfolio manager for the Index Fund since 2014.  Mr. Bukowski joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was a senior quantitative analyst at ING and also head of research at Callard & Ogden Investment Management. Mr. Bukowski earned a B.A. from the University of Wisconsin and an M.B.A. from the University of Chicago. He is a Fellow of the Casualty Actuarial Society.

This Supplement should be retained with your Proxy Statement/Prospectus for future reference.

SUPPLEMENT

DATED JULY 31, 2014 TO

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO COMBINED PROXY/STATEMENT PROSPECTUS

DATED JULY 31, 2014 FOR:

HARTFORD INDEX HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

HIMCO VIT INDEX FUND

(A SERIES OF HIMCO VARIABLE INSURANCE TRUST)

Effective immediately, Edward Caputo and Paul Bukowski serve as portfolio managers of the Hartford Index HLS Fund, replacing Deane Gyllenhaal.  Accordingly, effective immediately, the above referenced Statement of Additional is revised to reflect that the Index Fund has two portfolio managers, Edward Caputo and Paul Bukowski, and HIMCO VIT Index Fund will have the same two portfolio managers.  In addition, effective immediately, the following changes are being made to the Statement of Additional Information relating to the Combined Proxy Statement/Prospectus dated July 31, 2014:

1.                                      Under the heading “PORTFOLIO MANAGERS — Other Accounts Managed by Hartford Investment Management’s Portfolio Managers,” the paragraph and table pertaining to Deane Gyllenhaal are deleted in their entirety and the following paragraph and table pertaining to Edward Caputo and Paul Bukowski are added:

The following table lists the number and types of other accounts managed by the Hartford Investment Management portfolio managers and assets under management in those accounts as of June 30, 2014:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Edward Caputo	1	$99.3	2	$2,023.6	12	$3,196.2
Paul Bukowski	2	$251.7	2	$2,023.6	16	$3,219.3

2.                                      Under the heading “PORTFOLIO MANAGERS — Equity Securities Beneficially Owned by Hartford Investment Management’s Portfolio Manager,” the paragraph and table pertaining to Deane Gyllenhaal are deleted in their entirety and the following paragraph and table pertaining to Edward Caputo and Paul Bukowski are added:

The dollar range of equity securities beneficially owned by the Hartford Investment Management portfolio managers in the Index Fund as of June 30, 2014 is as follows:

Portfolio Manager	Fund Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned

Edward Caputo	Hartford Index HLS Fund	None
Paul Bukowski	Hartford Index HLS Fund	None

This Supplement should be retained with your Statement of Additional Information for future reference.